Note 14 - Subsequent Event (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Feb. 27, 2015	Dec. 31, 2014	May 14, 2013	Apr. 30, 2013	Jan. 17, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.66	$ 0.50	$ 0.60	$ 0.60	$ 0.75
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Proceeds from Issuance of Convertible Preferred Stock	$ 3.00
Convertible Preferred Stock, Conversion Price Per Share	$ 0.18
Convertible Preferred Stock, Total Conversion Shares	16,666,666
Series D Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22
Series D Warrants [Member] | Placement Agent for Offering [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22
Series E Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.18
Series F Warrants [Members] | Subsequent Event [Member]
Subsequent Events [Abstract]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22